Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net premiums earned	$ 18,398.5	$ 17,103.4	$ 16,018.0
Depreciation	97.1	101.3	94.4
Underwriting Operations | Personal Lines | Agency Channel | Lower Limit
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages	35,000
Australia
Segment Reporting Information [Line Items]
Net premiums earned	$ 17.1	$ 13.0	$ 7.1